CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Q2) - USD ($)	Jan. 31, 2025	Jul. 31, 2024
Current assets
Cash	$ 16,665	$ 21,106
GST receivable	116,347	85,658
Corporate taxes receivable	171,573	0
Subscription receivable	20,000	0
Deferred financing costs	101,667	0
Prepaid expenses	39,149	35,141
Deposit on carbon credits purchase	396,500	0
Carbon credits	206,721	0
Total current assets	1,068,622	141,905
Equipment	231	953
Deferred financing costs, long-term	203,333	0
Deposit on carbon credits purchase, long-term	271,403	0
Investment in associate	1,113,150	0
Total assets	2,656,739	142,858
Current liabilities
Accounts payable and accrued liabilities	9,085,972	6,097,902
Accounts payable and accrued liabilities - related parties	525,398	478,072
Mandatory convertible debentures	0	127,500
Convertible debentures - related parties	3,870,693	881,544
Derivative liabilities	0	919,250
Warrant liabilities	7,345,642	0
Stock option liabilities	152,631	0
Stop loss provision liabilities	1,024,713	0
Total current liabilities	22,005,049	8,504,268
Shareholders' deficiency
Common shares (No par value, unlimited common shares authorized; 28,343,067 common shares issued and outstanding) (July 31, 2024 - 11,638,713)	0	0
Additional paid in capital	10,946,618	13,321,266
Accumulated other comprehensive loss	45,361	43,553
Deficit	(30,340,289)	(21,726,229)
Total shareholders' deficiency	(19,348,310)	(8,361,410)
Total liabilities and shareholders' deficiency	$ 2,656,739	$ 142,858